UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-09105

New World Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2009

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

New World Fund, Inc.®
Investment portfolio

July 31, 2009
unaudited

Common stocks — 76.18%	Shares	Value (000)

FINANCIALS — 14.89%
Itaú Unibanco Banco Múltiplo SA, preferred nominative	6,533,145	$117,847
Itaú Unibanco Banco Múltiplo SA (ADR)	3,967,569	70,980
Banco Santander, SA	10,978,053	158,974
Itaúsa — Investimentos Itaú SA, preferred nominative	26,512,938	136,215
PT Bank Rakyat Indonesia (Persero) Tbk	154,572,800	113,748
Amil Participações SA, ordinary nominative	16,816,390	96,599
DLF Ltd.	10,260,000	85,042
Kasikornbank PCL, nonvoting depository receipt	20,000,990	42,637
Kasikornbank PCL	16,799,010	39,515
Türkiye Garanti Bankasi AS1	21,420,000	75,802
Banco do Brasil SA, ordinary nominative	5,495,000	69,738
ICICI Bank Ltd.	4,100,000	65,060
Ping An Insurance (Group) Co. of China, Ltd., Class H	6,415,000	56,952
Prudential PLC	7,556,166	56,560
Housing Development Finance Corp. Ltd.	1,062,760	56,386
Royal Bank of Scotland Group PLC[1]	75,072,270	56,219
Grupo Financiero Banorte, SAB de CV, Series O	18,570,000	45,791
China Life Insurance Co. Ltd., Class H	10,300,000	45,655
Sberbank (Savings Bank of the Russian Federation) (GDR)[2]	216,800	42,025
Bank of the Philippine Islands	43,993,958	41,729
Industrial and Commercial Bank of China Ltd., Class H	54,806,000	39,463
Banco Bilbao Vizcaya Argentaria, SA	2,374,287	38,984
HSBC Holdings PLC (Hong Kong)	3,455,000	34,374
HSBC Holdings PLC (United Kingdom)	407,918	4,126
Ayala Land, Inc.	190,927,500	36,219
Standard Chartered PLC	1,435,000	34,052
Bancolombia SA (ADR)	1,052,000	33,780
SM Prime Holdings, Inc.	164,206,440	33,204
UBS AG1	2,260,000	33,042
Banco Bradesco SA, preferred nominative	2,000,000	31,728
Bumiputra-Commerce Holdings Bhd.	9,652,600	29,616
Banco Daycoval SA, preferred nominative	6,557,000	27,633
Metropolitan Bank & Trust Co.	28,148,600	22,885
National Bank of Greece SA1	730,888	21,335
Erste Bank der oesterreichischen Sparkassen AG	525,400	18,339
Kotak Mahindra Bank Ltd.	1,300,000	17,815
Credicorp Ltd.	253,100	16,882
Bank Leumi le-Israel BM1	4,300,000	14,250
Bank Pekao SA1	280,000	14,055
Bank Hapoalim BM1	4,028,000	13,051
United Bank Ltd. (GDR)[2,3]	4,670,599	9,739
United Bank Ltd. (GDR)[2]	617,650	1,288
BankMuscat (SAOG) (GDR)	1,395,917	10,260
Shui On Land Ltd.	12,100,000	8,572
Commercial Bank of Qatar QSC (GDR)[3]	1,875,000	6,656
Bank of China Ltd., Class H	10,000,000	4,981
AFI Development PLC (GDR)	1,354,000	2,302
Kerry Properties Ltd.	424,678	2,192
Dolphin Capital Investors Ltd.[1]	2,160,000	1,317
		2,035,614

CONSUMER STAPLES — 10.23%
Nestlé SA	4,298,500	177,061
Anheuser-Busch InBev NV	3,336,997	132,770
Tesco PLC	15,542,190	95,381
China Yurun Food Group Ltd.	49,244,000	77,906
Avon Products, Inc.	2,220,000	71,884
Pernod Ricard SA	915,893	71,172
British American Tobacco PLC	1,975,000	61,278
China Agri-Industries Holdings Ltd.	72,750,000	53,885
SABMiller PLC	2,124,500	49,207
Coca-Cola Co.	880,000	43,859
Wal-Mart de México, SAB de CV, Series V (ADR)[2]	1,010,000	34,371
Wal-Mart de México, SAB de CV, Series V	2,545,000	8,661
Olam International Ltd.	23,500,000	41,503
Beiersdorf AG	800,000	40,285
Grupo Nacional de Chocolates SA	4,425,000	39,746
Danone SA	701,065	37,616
BIM Birlesik Magazalar AS	934,353	36,881
PepsiCo, Inc.	611,000	34,674
IOI Corp. Bhd.	24,350,000	33,896
X5 Retail Group NV (GDR)[1,3]	1,509,552	24,304
X5 Retail Group NV (GDR)[1]	480,400	7,734
Fomento Económico Mexicano, SAB de CV (ADR)	760,000	29,336
Unilever NV, depository receipts	950,000	25,957
Procter & Gamble Co.	450,000	24,979
Coca-Cola Icecek AS, Class C	3,283,750	19,666
L’Oréal SA	225,000	19,501
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	230,000	16,176
Cia. de Bebidas das Américas — AmBev, ordinary nominative (ADR)	42,000	2,406
Tingyi (Cayman Islands) Holding Corp.	9,490,000	17,585
Nestlé India Ltd.	380,700	17,563
Kimberly-Clark de México, SAB de CV, Class A	4,000,000	16,647
Diageo PLC	900,000	14,097
Poslovni sistem Mercator, dd	42,200	10,111
Cosan Ltd., Class A1	770,000	5,174
First Pacific Co. Ltd.	7,214,000	4,636
		1,397,908

TELECOMMUNICATION SERVICES — 9.57%
América Móvil, SAB de CV, Series L (ADR)	8,470,800	364,329
América Móvil, SAB de CV, Series L	1,900,000	4,072
MTN Group Ltd.	9,070,231	150,212
Philippine Long Distance Telephone Co.	2,145,290	113,816
Philippine Long Distance Telephone Co. (ADR)	250,000	13,168
Telefónica, SA	3,917,200	97,454
Telekom Austria AG, non-registered shares	5,255,000	80,217
Turkcell Iletisim Hizmetleri AS	12,554,000	79,883
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	86,230,000	77,798
China Mobile Ltd.	5,302,000	55,692
SOFTBANK CORP.	2,155,700	45,854
Bharti Airtel Ltd.	5,299,193	45,464
China Telecom Corp. Ltd., Class H	77,100,000	40,194
Telekomunikacja Polska SA	7,644,769	39,242
Telefónica 02 Czech Republic, AS	1,300,500	35,539
Partner Communications Co. Ltd.	1,690,000	32,311
Orascom Telecom Holding SAE (GDR)[1]	440,000	15,224
OJSC Mobile TeleSystems (ADR)	158,800	6,668
Hutchison Telecommunications International Ltd.	20,560,000	5,386
HT — Hrvatske telekomunikacije dd (GDR)[3]	86,529	3,652
Teléfonos de México, SAB de CV, Class L (ADR)	84,100	1,330
		1,307,505

ENERGY — 7.34%
OAO Gazprom (ADR)	6,878,000	142,031
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	2,531,200	104,387
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	892,568	30,079
Heritage Oil Ltd.[1]	12,925,000	117,629
Saipem SpA, Class S	2,290,000	62,015
JSC KazMunaiGas Exploration Production (GDR)	2,800,000	60,340
China National Offshore Oil Corp.	38,197,000	51,360
Reliance Industries Ltd.[1]	1,080,000	44,181
Niko Resources Ltd.[4]	495,000	34,852
Niko Resources Ltd.	125,000	8,801
KNM Group Bhd.	142,757,375	35,486
Cairn India Ltd.[1]	6,587,000	32,425
TOTAL SA	428,000	23,736
TOTAL SA (ADR)	155,000	8,626
Tenaris SA (ADR)	1,050,000	31,836
OGX Petróleo e Gás Participações SA, ordinary nominative	42,070	27,442
Noble Energy, Inc.	400,000	24,448
Sasol Ltd.	640,000	23,020
Royal Dutch Shell PLC, Class B	880,000	22,836
Eurasia Drilling Co. Ltd. (GDR)[3]	1,162,300	14,529
Eurasia Drilling Co. Ltd. (GDR)	585,950	7,324
Woodside Petroleum Ltd.	492,000	18,734
Oil and Gas Development Co. Ltd.	16,990,310	17,811
Chevron Corp.	175,500	12,192
Nexen Inc.	558,885	11,577
Eni SpA	472,000	10,986
OAO TMK (GDR)[3]	692,815	7,344
Marathon Oil Corp.	197,000	6,353
ConocoPhillips	140,000	6,119
Hess Corp.	73,600	4,063
		1,002,562

MATERIALS — 6.51%
Linde AG	1,184,146	111,764
Israel Chemicals Ltd.	7,485,000	84,922
PT Indocement Tunggal Prakarsa Tbk	89,686,000	84,081
Anglo American PLC (ZAR denominated)	1,477,400	47,726
Anglo American PLC	1,052,000	33,905
Antofagasta PLC	5,200,000	65,734
Holcim Ltd[1]	1,064,403	64,700
Impala Platinum Holdings Ltd.	1,866,783	45,405
Makhteshim-Agan Industries Ltd.	8,645,000	44,001
Sigma-Aldrich Corp.	790,000	40,093
Givaudan SA	55,362	37,048
JSC Uralkali (GDR)	1,733,600	31,898
BHP Billiton PLC	1,092,288	28,509
Vale SA, Class A, preferred nominative	1,032,000	17,951
Vale SA, Class A, preferred nominative (ADR)	570,000	9,804
Buzzi Unicem SpA	1,414,043	21,182
Buzzi Unicem SpA, nonconvertible shares	633,012	5,413
Central African Mining & Exploration Co. PLC[1]	68,289,220	16,535
Akzo Nobel NV	245,000	13,442
ArcelorMittal	370,000	13,316
Ambuja Cements Ltd.	5,518,672	12,527
Votorantim Celulose e Papel SA, preferred nominative (ADR)[1]	800,000	11,952
PT Semen Gresik	18,000,000	10,796
Aracruz Celulose SA, Class B, preferred nominative (ADR)[1]	500,000	9,980
Wacker Chemie AG	68,000	9,076
Kumba Iron Ore Ltd.	280,000	7,499
Rhodia SA1	506,000	5,516
First Quantum Minerals Ltd.	80,000	5,325
		890,100

INFORMATION TECHNOLOGY — 5.94%
Kingboard Chemical Holdings Ltd.	32,787,840	104,082
Samsung Electronics Co., Ltd.	166,612	98,697
Cia. Brasileira de Meios de Pagamento, ordinary nominative[1]	7,537,600	72,434
Infosys Technologies Ltd.	1,465,826	63,305
Wistron Corp. (GDR)[2]	2,220,150	44,268
Wistron Corp.	7,743,000	15,439
Google Inc., Class A1	130,000	57,596
HOYA CORP.	2,039,800	49,202
HTC Corp.[1]	3,326,000	45,378
NetEase.com, Inc. (ADR)[1]	755,000	33,265
Nokia Corp.	2,158,200	28,731
Nokia Corp. (ADR)	289,300	3,859
Tencent Holdings Ltd.	2,197,000	29,654
MediaTek Inc.	1,551,388	22,301
Yahoo! Inc.[1]	1,550,000	22,196
Cisco Systems, Inc.[1]	787,800	17,339
Venture Corp. Ltd.	2,500,000	16,601
Agilent Technologies, Inc.[1]	700,000	16,254
Wincor Nixdorf AG	286,000	15,352
Redecard SA, ordinary nominative	952,600	14,192
Spectris PLC	1,332,981	12,398
Acer Inc.	4,843,780	10,219
Murata Manufacturing Co., Ltd.	190,000	9,306
Halma PLC	1,700,000	5,422
Kingboard Laminates Holdings Ltd.	8,048,606	4,155
		811,645

HEALTH CARE — 5.88%
Teva Pharmaceutical Industries Ltd. (ADR)	3,774,000	201,305
OJSC Pharmstandard (GDR)[1,5]	7,452,949	111,794
OJSC Pharmstandard (GDR)[1,3,5]	392,700	5,890
Novo Nordisk A/S, Class B	1,558,800	91,766
Krka, dd, Novo mesto	835,400	84,516
Hikma Pharmaceuticals PLC	8,953,850	65,004
Richter Gedeon NYRT	280,500	55,550
Cochlear Ltd.	1,110,000	51,459
Bayer AG, non-registered shares	758,500	46,552
Mindray Medical International Ltd., Class A (ADR)	1,350,000	40,122
Novartis AG	780,000	35,753
Dr. Reddy’s Laboratories Ltd.	802,000	13,763
		803,474

INDUSTRIALS — 5.19%
Murray & Roberts Holdings Ltd.	15,696,154	96,362
Schneider Electric SA	625,016	56,782
Siemens AG	677,200	54,052
Enka Insaat ve Sanayi AS	13,469,998	45,835
Airports of Thailand PCL	48,567,000	45,697
Container Corp. of India Ltd.	1,674,253	38,538
United Technologies Corp.	695,000	37,857
China Railway Construction Corp. Ltd., Class H	21,037,500	33,553
International Container Terminal Services, Inc.	88,828,000	33,331
Bharat Heavy Electricals Ltd.	650,000	30,328
Outotec Oyj	1,210,000	28,680
Intertek Group PLC	1,514,600	26,279
Suzlon Energy Ltd.[1]	10,300,000	21,505
Wienerberger AG1	1,176,500	19,603
SM Investments Corp.	2,799,308	19,257
Dalian Port (PDA) Co. Ltd., Class H	39,430,000	17,249
Metso Oyj	770,000	16,232
Prysmian SpA	886,622	15,253
Bidvest Group Ltd.	1,090,779	15,170
KBR, Inc.	562,601	11,921
PT Bakrie & Brothers Tbk[1]	990,000,000	10,479
IJM Corp. Bhd.	4,015,400	6,901
Doosan Heavy Industries and Construction Co., Ltd.	103,250	5,922
Daelim Industrial Co., Ltd.	105,916	5,893
Italian-Thai Development PCL[1]	71,258,300	5,657
De La Rue PLC	380,974	5,296
GS Engineering & Construction Corp.	67,750	4,856
		708,488

CONSUMER DISCRETIONARY — 3.81%
Honda Motor Co., Ltd.	2,310,000	74,375
Swatch Group Ltd, non-registered shares	172,450	31,544
Swatch Group Ltd	568,022	21,094
PT Astra International Tbk	16,082,000	47,500
Parkson Holdings Bhd.	28,338,900	43,474
McDonald’s Corp.	750,000	41,295
Desarrolladora Homex, SA de CV (ADR)[1]	1,060,000	37,344
GOME Electrical Appliances Holding Ltd.	120,338,760	34,784
Nitori Co., Ltd.	400,000	28,629
Hyundai Mobis Co., Ltd.	255,000	27,019
Truworths International Ltd.	4,953,000	25,627
Li & Fung Ltd.	7,303,900	21,536
Maruti Suzuki India Ltd.	555,000	16,423
Grupo Televisa, SAB de CV, ordinary participation certificates (ADR)	800,000	14,472
TVN SA	2,500,000	11,635
C C Land Holdings Ltd.	13,336,000	10,016
Central European Media Enterprises Ltd., Class A1	390,000	8,237
Techtronic Industries Co. Ltd.	9,012,000	7,477
Suzuki Motor Corp.	261,000	6,585
Toyota Motor Corp.	150,000	6,318
Shangri-La Asia Ltd.	1,960,000	3,126
Praktiker Bau- und Heimwerkermärkte Holding AG	271,300	2,718
		521,228

UTILITIES — 2.29%
PT Perusahaan Gas Negara (Persero) Tbk	195,157,000	68,856
Cia. Energética de Minas Gerais — Cemig, preferred nominative	4,491,675	65,228
China Resources Power Holdings Co. Ltd.	21,955,000	56,803
Cheung Kong Infrastructure Holdings Ltd.	7,480,000	27,268
CLP Holdings Ltd.	3,125,000	21,251
GAIL (India) Ltd.	2,977,500	20,677
Veolia Environnement	563,882	19,393
Electricity Generating PCL	6,375,000	13,871
Cia. de Saneamento Básico do Estado de São Paulo — SABESP, ordinary nominative	618,000	10,418
NTPC Ltd.	2,071,532	9,344
		313,109

MISCELLANEOUS — 4.53%
Other common stocks in initial period of acquisition		619,158

Total common stocks (cost: $9,261,810,000)		10,410,791

Warrants — 0.01%

MISCELLANEOUS — 0.01%
Other warrants in initial period of acquisition		492

Total warrants (cost: $3,184,000)		492

	Principal amount
Convertible securities — 0.08%	(000)

FINANCIALS — 0.08%
IMMOFINANZ AG 2.75% convertible notes 2014	€14,300	10,720

Total convertible securities (cost: $16,154,000)		10,720

Bonds & notes — 9.79%

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 8.95%
Brazil (Federal Republic of) Global 9.25% 2010	$12,600	13,835
Brazilian Treasury Bill 6.00% 2010[2,6]	BRL66,232	36,014
Brazilian Treasury Bill 0% 2010	34,600	17,140
Brazilian Treasury Bill 0% 2010	25,000	12,945
Brazilian Treasury Bill 6.00% 2011[2,6]	8,584	4,637
Brazil (Federal Republic of) 10.00% 2012[2]	8,000	4,193
Brazil (Federal Republic of) 10.00% 2014[2]	9,000	4,432
Brazilian Treasury Bill 6.00% 2015[2,6]	10,935	5,711
Brazil (Federal Republic of) Global 12.50% 2016	29,400	17,835
Brazil (Federal Republic of) Global 6.00% 2017	$22,625	23,609
Brazil (Federal Republic of) 10.00% 2017[2]	BRL36,500	16,841
Brazilian Treasury Bill 6.00% 2017[2,6]	18,225	9,450
Brazil (Federal Republic of) Global 8.00% 2018[7]	$35,726	40,550
Brazil (Federal Republic of) Global 5.875% 2019	9,100	9,364
Brazil (Federal Republic of) Global 8.875% 2019	9,000	11,115
Brazil (Federal Republic of) Global 12.50% 2022	BRL20,000	12,160
Brazil (Federal Republic of) Global 8.875% 2024	$900	1,129
Brazil (Federal Republic of) Global 10.125% 2027	14,500	20,445
Brazil (Federal Republic of) Global 7.125% 2037	16,730	18,503
Brazil (Federal Republic of) Global 11.00% 2040	52,000	68,250
Brazilian Treasury Bill 6.00% 2045[2,6]	BRL20,047	10,045
Turkey (Republic of) 14.00% 2011	TRY64,400	46,457
Turkey (Republic of) 11.50% 2012	$6,000	7,050
Turkey (Republic of) 10.00% 2012[2,6]	TRY37,713	27,515
Turkey (Republic of) 16.00% 2012	7,500	5,568
Turkey (Republic of) 16.00% 2013	18,400	14,334
Turkey (Republic of) 7.25% 2015	$10,150	10,892
Turkey (Republic of) 7.00% 2016	24,000	25,200
Turkey (Republic of) 6.75% 2018	33,260	33,925
Turkey (Republic of) 7.00% 2019	8,000	8,230
Turkey (Republic of) 6.875% 2036	7,500	7,162
United Mexican States Government Global 9.875% 2010	21,625	22,631
United Mexican States Government 9.00% 2012	MXN72,500	5,944
United Mexican States Government Global 6.375% 2013	$30,380	33,190
United Mexican States Government, Series MI10, 8.00% 2013	MXN56,068	4,425
United Mexican States Government Global 5.875% 2014	$4,500	4,783
United Mexican States Government, Series MI10, 9.50% 2014	MXN449,500	37,561
United Mexican States Government, Series M10, 8.00% 2015	165,000	12,809
United Mexican States Government Global 5.625% 2017	$23,640	24,231
United Mexican States Government, Series M10, 7.75% 2017	MXN15,000	1,125
United Mexican States Government Global 5.95% 2019	$8,020	8,204
United Mexican States Government, Series M20, 10.00% 2024	MXN123,000	10,623
United Mexican States Government Global 7.50% 2033	$6,200	6,975
United Mexican States Government Global 6.05% 2040	11,570	10,905
Colombia (Republic of) Global 11.75% 2010	COP20,000,000	10,183
Colombia (Republic of) Global 10.00% 2012	$32,025	37,629
Colombia (Republic of) Global 10.75% 2013	9,840	12,152
Colombia (Republic of) Global 8.25% 2014	3,100	3,643
Colombia (Republic of) Global 12.00% 2015	COP49,360,000	28,389
Colombia (Republic of) Global 7.375% 2017	$22,000	24,200
Colombia (Republic of) Global 11.75% 2020	2,420	3,291
Colombia (Republic of) Global 8.125% 2024	4,375	4,880
Colombia (Republic of) Global 9.85% 2027	COP11,815,000	6,017
Colombia (Republic of) Global 7.375% 2037	$21,955	22,669
Peru (Republic of) 8.375% 2016	41,800	49,115
Peru (Republic of) 7.125% 2019	4,590	4,980
Peru (Republic of) 7.35% 2025	6,550	7,117
Peru (Republic of) 6.55% 2037[7]	7,242	7,170
Russian Federation 8.25% 2010[7]	10,980	11,288
Russian Federation 8.25% 2010[3,7]	1,255	1,291
Russian Federation 7.50% 2030[3,7]	29,580	29,839
Russian Federation 7.50% 2030[7]	14,665	14,793
Panama (Republic of) Global 7.25% 2015	9,850	10,786
Panama (Republic of) Global 7.125% 2026	7,300	7,629
Panama (Republic of) Global 8.875% 2027	2,775	3,413
Panama (Republic of) Global 9.375% 2029	9,034	11,428
Panama (Republic of) Global 6.70% 2036[7]	17,739	17,961
Polish Government 5.00% 2013	PLN44,645	15,204
Polish Government 5.25% 2013	38,400	13,228
Polish Government 5.00% 2015	2,900	2,923
Polish Government 5.25% 2017	PLN13,000	4,316
Polish Government 6.375% 2019	$12,475	12,984
Philippines (Republic of) 8.25% 2014	6,505	7,367
Philippines (Republic of) 9.375% 2017	4,000	4,740
Philippines (Republic of) 9.875% 2019	10,800	13,500
Philippines (Republic of) 7.75% 2031	16,070	17,155
South Africa (Republic of) 6.50% 2014	10,000	10,950
South Africa (Republic of) 6.875% 2019	7,950	8,725
Dominican Republic 9.50% 2011[7]	1,729	1,720
Dominican Republic 9.04% 2018[7]	3,935	3,522
Dominican Republic 8.625% 2027[3,7]	18,600	13,578
Malaysian Government 3.756% 2011	MYR43,145	12,545
Malaysian Government 3.833% 2011	8,900	2,596
Argentina (Republic of) 5.83% 2033[2,6,7,8]	ARS 47,269	5,882
Argentina (Republic of) GDP-Linked 2035	335,653	3,727
Egypt (Arab Republic of) 9.10% 2010	EGP20,000	3,645
Egypt (Arab Republic of) 8.75% 2012	26,350	4,768
Hungarian Government 6.00% 2012	HUF499,400	2,497
		1,223,377

ENERGY — 0.59%
Gaz Capital SA 7.343% 2013	$600	614
Gaz Capital SA 8.146% 2018	15,320	14,746
Gazprom International SA 7.201% 2020[7]	6,922	6,922
Gaz Capital SA, Series 9, 6.51% 2022	16,650	13,403
Gaz Capital SA 6.51% 2022[3]	10,810	8,702
Open Joint Stock Co. Gazprom, Series 2, 8.625% 2034	1,775	1,850
Gaz Capital SA 7.288% 2037	17,000	13,388
Pemex Project Funding Master Trust 6.625% 2035	21,800	20,693
		80,318

UTILITIES — 0.11%
AES Panamá, SA 6.35% 2016[3]	10,400	9,911
Enersis SA 7.375% 2014	4,550	4,927
		14,838

MATERIALS — 0.08%
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	2,235	2,366
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	3,815	4,050
C10 Capital (SPV) Ltd. 6.722% (undated)[3,9]	6,600	3,734
		10,150

TELECOMMUNICATION SERVICES — 0.04%
Orascom Telecom 7.875% 2014[3]	6,955	5,929

INDUSTRIALS — 0.02%
TFM, SA de CV 9.375% 2012	3,200	3,168

Total bonds & notes (cost: $1,291,506,000)		1,337,780

	Principal amount	Value
Short-term securities — 13.70%	(000)	(000)

Freddie Mac 0.15%–0.265% due 8/17–12/9/2009	$521,495	$521,221
Federal Home Loan Bank 0.16%–0.33% due 8/7–11/25/2009	373,100	372,980
Fannie Mae 0.17%–0.31% due 8/17–12/29/2009	315,100	314,934
Denmark (Kingdom of) 0.22%–0.23% due 9/18–10/2/2009	76,400	76,358
Canada Bill 0.50% due 10/13/2009	68,900	68,859
U.S. Treasury Bills 0.175%–0.35% due 9/17–12/17/2009	68,500	68,473
BNP Paribas Finance Inc. 0.21%–0.30% due 8/31–10/9/2009	52,900	52,879
Calyon North America Inc. 0.30% due 8/3/2009	46,300	46,298
European Investment Bank 0.20% due 10/23/2009	41,600	41,558
Thunder Bay Funding, LLC 0.33% due 10/15/2009[3]	40,400	40,349
Toronto-Dominion Holdings USA Inc. 0.30% due 9/18/2009[3]	37,800	37,782
Total Capital Canada Ltd. 0.25% due 10/8–10/14/2009[3]	36,450	36,423
Caisse d’Amortissement de la Dette Sociale 0.36% due 9/10/2009	35,700	35,686
KfW 0.20%–0.21% due 8/21–9/24/2009[3]	35,000	34,988
Federal Farm Credit Banks 0.16% due 8/18/2009	25,000	24,998
Citigroup Funding Inc., FDIC insured, 0.25% due 8/18/2009	25,000	24,997
ING (U.S.) Funding LLC 0.30% due 10/27/2009	25,000	24,982
Société Générale North America, Inc. 0.23%–0.32% due 8/5–8/10/2009	24,700	24,698
General Electric Capital Corp. 0.17% due 8/3/2009	14,500	14,500
British Columbia (Province of) 0.21% due 8/19/2009	9,700	9,699

Total short-term securities (cost: $1,872,702,000)		1,872,662

Total investment securities (cost: $12,445,356,000)		13,632,445
Other assets less liabilities		33,154

Net assets		$13,665,599

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]Security did not produce income during the last 12 months.
[2]Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $256,411,000, which represented 1.88% of the net assets of the fund.

[3]Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $294,640,000, which represented 2.16% of the net assets of the fund.

[4]Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 2/1/2007–7/23/2007 at a cost of $38,291,000) may be subject to legal or contractual restrictions on resale.

[5]The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.
[6]Index-linked bond whose principal amount moves with a government retail price index.
[7]Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[9]Coupon rate may change periodically.

Key to abbreviations and symbol

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
ARS = Argentine pesos
BRL = Brazilian reais
COP = Colombian pesos
EGP = Egyptian pounds
€ = Euros
HUF = Hungarian forints
MXN = Mexican pesos
MYR = Malaysian ringgits
PLN = Polish zloty
TRY = New Turkish liras

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended July 31, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/09 (000)

OJSC Pharmstandard (GDR)	7,452,949	—	—	7,452,949	$—	$111,794
OJSC Pharmstandard (GDR)	392,700	—	—	392,700	—	5,890

					$—	$117,684

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of July 31, 2009 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Financials	$1,949,520	$53,052	$—	$2,002,572
Consumer staples	1,363,537	34,371	—	1,397,908
Telecommunication services	1,307,505	—	—	1,307,505
Energy	1,002,562	—	—	1,002,562
Materials	890,100	—	—	890,100
Information technology	767,377	44,268	—	811,645
Health care	803,474	—	—	803,474
industrials	708,488	—	—	708,488
Consumer discretionary	521,228	—	—	521,228
Utilities	313,109	—	—	313,109
Miscellaneous	652,200	—	—	652,200
Warrants	492	—	—	492
Convertible securities	—	10,720	—	10,720
Bonds & notes:
Bonds & notes of governments outside the U.S.	—	1,223,377	—	1,223,377
Corporate bonds & notes	—	114,403	—	114,403
Short-term securities	—	1,872,662	—	1,872,662
Total	$10,279,592	$3,352,853	$—	$13,632,445

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended July 31, 2009 (dollars in thousands):

	Beginning value at 11/1/2008	Net purchases and sales	Net realized loss	Net unrealized depreciation	Net transfers out of Level 3	Ending value at 7/31/2009
Investment securities	$33,275	$(782)	$(151)	$(1,527)	$(30,815)	$—

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$2,468,292
Gross unrealized depreciation on investment securities	(1,321,737)
Net unrealized appreciation on investment securities	1,146,555
Cost of investment securities for federal income tax purposes	12,485,890

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-936-0909O-S21430

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW WORLD FUND, INC.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: September 28, 2009

By /s/ Bryan K. Nielsen
Bryan K. Nielsen, Treasurer and Principal Financial Officer

Date: September 28, 2009